UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2011

Date of reporting period:	2/28/2011

Item 1.	Schedule of Investments

Prudential Financial Services Fund

Schedule of Investments

as of February 28, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.1%
COMMON STOCKS 96.0%
Capital Markets 11.7%
1,246,304	Aberdeen Asset Management PLC (United Kingdom)	$ 4,250,651
51,200	Ameriprise Financial, Inc.	3,241,984
143,459	Julius Baer Group Ltd. (Switzerland)	6,431,027
310,800	Matsui Securities Co. Ltd. (Japan)	2,222,715
328,425	UBS AG (Switzerland)(a)	6,521,840
28,502	Verwaltungs-und Privat-Bank AG (Liechtenstein)	3,457,298

		26,125,515

Commercial Banks 52.9%
46,933	Banca Popolare dell’Etruria e del Lazio (Italy)(a)	205,307
218,400	Banco do Brasil SA (Brazil)	3,876,278
421,600	Banco Santander Brasil SA (Brazil), ADR	5,135,088
1,195,300	Bangkok Bank PCL (Thailand)	6,419,772
61,553	BankNordik P/F (Faroe Islands)(a)	1,463,920
9,707	Banque Cantonale Vaudoise (Switzerland)	5,396,260
1,630,349	Barclays PLC (United Kingdom)	8,477,211
323,100	BB&T Corp.(b)	8,917,560
129,708	BNP Paribas (France)	10,127,341
20,700	Citizens & Northern Corp.	325,197
895,200	Citizens Republic Bancorp, Inc.(a)	752,774
429,178	DnB NOR ASA (Norway)	6,636,694
196,300	First Horizon National Corp.(a)	2,257,450
16,651	Gronlandsbanken (Denmark)(a)	1,523,953
290,060	Itau Unibanco Holding SA (Brazil), ADR	6,445,133
814,435	Karnataka Bank Ltd. (India)	1,929,882
2,893,460	Metropolitan Bank & Trust (Philippines)	3,829,181
1,150,400	Mitsubishi UFJ Financial Group, Inc. (Japan)	6,390,492
112,500	National Bank of Canada (Canada)	8,668,365
401,979	Nordea Bank AB (Sweden)	4,569,674
771,000	Oversea-Chinese Banking Corp. Ltd. (Singapore)	5,597,067
4,751	Ringkjoebing Landbobank Aktieselskab (Denmark)	641,908
284,034	Standard Chartered PLC (United Kingdom)	7,512,490
74,512	Sydbank A/S (Denmark)(a)	1,930,720
1,278,811	Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	2,103,689
474,169	UCO Bank (India)	1,028,988
184,200	Wells Fargo & Co.	5,942,292

		118,104,686

Consumer Finance 0.9%
189,500	Imperial Holdings, Inc.(a)	2,073,130

Diversified Financial Services 5.2%
57,332	ASX Ltd. (Australia)	2,136,136
508,900	Bank of America Corp.	7,272,181
176,700	ING Groep NV (Netherlands), ADR(a)(b)	2,217,585

		11,625,902

Insurance 16.3%
89,100	ACE Ltd.	5,635,575
775,634	Ageas (Belgium)	2,461,787
271,925	AXA SA (France)	5,711,228
177,300	Hartford Financial Services Group, Inc.	5,248,080
343,842	National Financial Partners Corp.(a)(b)	4,861,926
217,600	Progressive Corp. (The)	4,532,608
393,153	Prudential PLC (United Kingdom)	4,547,393
124,500	Unum Group	3,302,985

		36,301,582

IT Services 7.9%
589,300	Cielo SA (Brazil)	4,618,627
105,200	Euronet Worldwide, Inc.(a)	1,900,964
223,100	Lender Processing Services, Inc.	7,601,017
269,300	Redecard SA (Brazil)	3,454,058

		17,574,666

Thrifts & Mortgage Finance 1.1%
283,304	Beneficial Mutual Bancorp, Inc.(a)(b)	2,549,736

	TOTAL COMMON STOCKS (cost $167,936,847)	214,355,217

Units
RIGHTS(f) 0.1%
Commercial Banks
325,774	Karnataka Bank Ltd. (India) (cost $0)	160,205

	TOTAL LONG-TERM INVESTMENTS (cost $167,936,847)	214,515,422

Shares
SHORT-TERM INVESTMENT 6.2%
Affiliated Money Market Mutual Fund
13,944,501	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $13,944,501; includes $6,553,878 of cash collateral received for securities on loan)(c)(d)	13,944,501

	TOTAL INVESTMENTS(e) 102.3% (cost $181,881,348)(g)	228,459,923

LIABILITIES IN EXCESS OF OTHER ASSETS (2.3%)	(5,108,592)

NET ASSETS 100.0%	$ 223,351,331

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $6,342,733; cash collateral of $6,553,878 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of February 28, 2011, nine securities representing $29,714,438 and 13.3% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 28, 2011.
(g)	The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of February 28, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$182,152,546	$48,174,081	$(1,866,704)	$46,307,377

The difference between the book basis and the tax basis was attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$2,136,136	$—
Belgium	2,461,787
Brazil	23,529,184	—	—
Canada	8,668,365	—	—
Denmark	4,096,581	—	—
Faroe Islands	1,463,920	—	—
France	15,838,569	—	—
India	—	2,958,870	—
Italy	205,307	—	—
Japan	—	8,613,207	—
Liechtenstein	3,457,298	—	—
Netherlands	2,217,585	—	—
Norway	6,636,694	—	—
Philippines	—	3,829,181	—
Singapore	—	5,597,067	—
Sweden	4,569,674	—	—
Switzerland	18,349,127	—	—
Thailand	—	6,419,772	—
Turkey	2,103,689	—	—
United Kingdom	24,787,745	—	—
United States	66,415,459	—	—
Rights		—	—
India	—	160,205	—
Affiliated Money Market Mutual Fund	13,944,501	—	—

Total	$198,745,485	$29,714,438	$—

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2011 were as follows:

United States (including 2.9% of collateral received for securities on loan)	36.0%
United Kingdom	11.1
Brazil	10.5
Switzerland	8.2
France	7.1
Canada	3.9
Japan	3.9
Norway	3.0
Thailand	2.9
Singapore	2.5
Sweden	2.0

Denmark	1.8
Philippines	1.7
Liechtenstein	1.5
India	1.4
Belgium	1.1
Netherlands	1.0
Australia	1.0
Turkey	0.9
Faroe Islands	0.7
Italy	0.1

102.3
Liabilities in excess of other assets	(2.3)

100.0%

Prudential Jennison Utility Fund

Schedule of Investments (Unaudited)

as of February 28, 2011

Shares	Description	Value
LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS 97.5%
Commercial Services & Supplies 1.0%
1,218,477	IESI-BFC Ltd.(a)	$ 30,315,708

Construction & Engineering 1.2%
1,022,938	Chicago Bridge & Iron Co. NV(b)	36,334,758

Diversified Telecommunication Services 3.9%
2,198,826	Alaska Communications Systems Group, Inc.(a)	22,406,037
1,029,557	Chunghwa Telecom Co. Ltd. (Taiwan), ADR(a)	30,382,227
1,276,067	City Telecom HK Ltd. (Hong Kong), ADR(a)	18,617,818
4,203,360	Frontier Communications Corp.	35,686,526
1,706,000	Maxcom Telecomunicaciones SAB de CV (Mexico), ADR(a)(b)	5,749,220

		112,841,828

Electric Utilities 13.4%
774,619	American Electric Power Co., Inc.	27,715,868
391,988	Entergy Corp.	27,909,546
1,010,708	FirstEnergy Corp.(a)	38,710,116
2,182,097	Great Plains Energy, Inc.	41,896,262
512,898	ITC Holdings Corp.	35,159,158
896,907	NextEra Energy, Inc.	49,751,431
1,130,051	Northeast Utilities	38,466,936
3,276,075	NV Energy, Inc.	48,125,542
1,708,333	PPL Corp.	43,442,908
1,270,966	UIL Holdings Corp.(a)	39,069,495

		390,247,262

Gas Utilities 3.7%
1,123,739	Enagas (Spain)	24,059,298
1,279,392	ONEOK, Inc.	82,610,341

		106,669,639

Independent Power Producers & Energy Traders 11.6%
3,258,595	AES Corp. (The)(b)	40,308,820
3,978,819	Calpine Corp.(b)	60,199,531
6,303,216	China Hydroelectric Corp. (China), ADR(a)(b)	44,626,769
1,083,594	Constellation Energy Group, Inc.	33,667,266
12,070,751	International Power PLC (United Kingdom)	65,598,922
1,576,228	MPX Energia SA (Brazil), 144A(b)(c)	33,442,029
1,380,183	NRG Energy, Inc.(a)(b)	27,589,858
2,052,676	Tractebel Energia SA (Brazil)	32,076,918

		337,510,113

Internet Software & Services 2.4%
1,873,313	Rackspace Hosting, Inc.(a)(b)	69,143,983

Media 1.9%
2,214,825	Comcast Corp. (Class A Stock)	57,053,892

Multi-Utilities 22.1%
5,186,622	CenterPoint Energy, Inc.	82,259,825
9,021,375	Centrica PLC (United Kingdom)	49,877,583
2,930,564	CMS Energy Corp.(a)	56,442,662
853,936	Dominion Resources, Inc.	38,965,100
1,388,732	National Grid PLC (United Kingdom), ADR	64,881,559
3,099,333	NiSource, Inc.(a)	59,383,220
1,259,828	PG&E Corp.	58,027,678
1,097,800	Public Service Enterprise Group, Inc.	35,898,060
649,323	SCANA Corp.(a)	26,284,595
819,073	Sempra Energy	43,599,256
950,246	Veolia Environnement (France)	31,248,257
949,964	Wisconsin Energy Corp.	56,237,869
1,738,800	Xcel Energy, Inc.	41,626,872

		644,732,536

Oil, Gas & Consumable Fuels 23.0%
740,871	Alpha Natural Resources, Inc.(a)(b)	40,170,026
1,573,860	Copano Energy LLC(a)	56,989,471
610,600	Crescent Point Energy Corp. (Canada)	29,526,003
308,500	Crescent Point Energy Corp. (Canada), 144A	14,917,740
3,666,048	El Paso Corp.	68,188,493
536,046	Enbridge, Inc. (Canada)	32,028,686
1,547,902	Energy Transfer Equity LP	62,210,181
5,172,825	Essar Energy PLC (Mauritius), 144A(b)(c)	43,475,477
448,918	Kinder Morgan, Inc.(b)	13,691,999
593,036	Pacific Rubiales Energy Corp. (Canada)	19,874,687
2,036,582	Regency Energy Partners LP	56,555,882
1,468,943	Spectra Energy Corp.	39,294,225
380,700	Targa Resources Corp.	12,475,539
910,600	TransCanada Corp. (Canada)	36,590,833
851,400	Whiting Petroleum Corp.	55,630,476
1,644,028	Williams Cos., Inc. (The)	49,912,690
724,289	Williams Partners LP(a)	37,561,628

		669,094,036

Real Estate Investment Trusts 1.1%
552,945	Digital Realty Trust, Inc.(a)	32,524,225

Road & Rail 2.3%
518,727	CSX Corp.	38,728,158
301,846	Union Pacific Corp.	28,799,127

		67,527,285

Transportation Infrastructure 3.3%
705,800	Cia de Concessoes Rodoviarias (Brazil)(c)	19,853,011
1,250,000	Cia de Concessoes Rodoviarias (Brazil), 144A(c)	35,160,476
5,233,500	EcoRodovias Infraestrutura e Logistica SA (Brazil), 144A(c)	40,482,717

		95,496,204

Wireless Telecommunication Services 6.6%
433,270	America Movil SAB de CV (Mexico), ADR(a)	24,878,363
978,713	American Tower Corp. (Class A Stock)(b)	52,811,354
1,322,166	Crown Castle International Corp.(b)	55,729,297
1,470,320	NII Holdings, Inc.(b)	60,224,307

		193,643,321

	TOTAL COMMON STOCKS (cost $2,273,317,786)	2,843,134,790

PREFERRED STOCK 0.5%
Electric Utilities
226,100	Great Plains Energy, Inc. (cost $11,305,000)	14,165,165

Units
WARRANT
Oil, Gas & Consumable Fuels
732,600	Rentech, Inc., Private Placement, expiring 04/20/12 (original cost $0; purchased 04/23/07)(b)(c)(d)	—

Principal Amount (000)
CORPORATE BOND 1.2%
Capital Markets
$28,000	Goldman Sachs Group, Inc. (The), Dividend Linked Notes, Private Placement, 144A, 0.120%, 01/04/13 (cost $28,000,000; purchased 08/06/10)(b)(c)(d)(e)	33,597,341

	TOTAL LONG-TERM INVESTMENTS (cost $2,312,622,786)	2,890,897,296

Shares
SHORT-TERM INVESTMENT 10.8%
Affiliated Money Market Mutual Fund
314,411,204	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $314,411,204; includes $294,753,089 of cash collateral received for securities on loan)(f)(g)	314,411,204

	TOTAL INVESTMENTS(h) 110.0% (cost $2,627,033,990)(i)	3,205,308,500
	LIABILITIES IN EXCESS OF OTHER ASSETS (10.0%)	(291,264,607)

	NET ASSETS 100.0%	$2,914,043,893

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $288,674,828; cash collateral of $294,753,089 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security, the aggregate cost of such securities is $28,000,000. The aggregate value of $33,597,341 is approximately 1.2% of net assets.

(e)	Represents a zero coupon bond. Rate shown reflects the effective yield at February 28, 2011.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	As of February 28, 2011, one security representing $0 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,599,419,946	$655,164,500	$(49,275,946)	$605,888,554

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in partnerships as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,843,134,790	$—	$—
Preferred Stock	14,165,165	—	—
Warrant	—	—	—	(a)
Corporate Bond	—	—	33,597,341
Affiliated Money Market Mutual Fund	314,411,204	—	—

Total	$3,171,711,159	$—	$33,597,341

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrant		Corporate Bond
Balance as of 11/30/10	$1,025		$—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)*	(1,025)		5,710,628
Purchases	—		—
Sales	—		—
Accrued discount/premium	—		—
Transfers into Level 3	—		27,886,713
Transfers out of Level 3	—		—

Balance as of 02/28/11	$—	(a)	$33,597,341

(a)	As of February 28, 2011, the Fund held one warrant in the portfolio, which was fair valued at zero.
*	Of which, $5,709,603 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one corporate bond transferred into Level 3 as a result of using a single broker quote.

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of February 28, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.4%
COMMON STOCKS 93.9%
Biotechnology 49.3%
758,300	Achillion Pharmaceuticals, Inc.(a)	$ 4,405,723
180,813	Active Biotech AB (Sweden), 144A(a)(b)	4,267,959
246,220	Active Biotech AB (Sweden)(a)(b)	5,811,843
453,100	Alexion Pharmaceuticals, Inc.(a)(c)	43,624,468
2,412,100	Allos Therapeutics, Inc.(a)(c)	8,056,414
452,594	Amarin Corp. PLC (United Kingdom), ADR(a)	3,498,552
398,230	Anadys Pharmaceuticals, Inc.(a)	481,858
842,594	Ardea Biosciences, Inc.(a)(c)	22,337,167
2,517,600	Ariad Pharmaceuticals, Inc.(a)(c)	15,130,776
190,480	AVEO Pharmaceuticals, Inc.(a)(c)	2,624,814
1,167,537	BioMarin Pharmaceutical, Inc.(a)(c)	28,557,955
312,329	Celgene Corp.(a)	16,584,670
1,771,898	Chelsea Therapeutics International Ltd.(a)(c)	7,317,939
766,212	Cytori Therapeutics, Inc.(a)(c)	4,459,354
149,367	Dendreon Corp.(a)(c)	5,017,238
283,109	Exact Sciences Corp.(a)(c)	1,537,282
193,600	Gilead Sciences, Inc.(a)	7,546,528
2,266,800	Incyte Corp. Ltd.(a)(c)	31,009,824
437,948	Intercell AG (Austria)(a)(c)	5,242,733
997,032	Ironwood Pharmaceuticals, Inc. (Class A Stock)(a)	12,193,701
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (original cost $4,322,304; purchased 3/24/2006)(a)(b)(d)	6,138,787
184,088	Pharmasset, Inc.(a)	9,204,400
246,600	Targacept, Inc.(a)(c)	7,070,022
383,080	United Therapeutics Corp.(a)(c)	25,831,084
500,500	Vertex Pharmaceuticals, Inc.(a)(c)	23,358,335

		301,309,426

Healthcare Equipment & Supplies 3.0%
53,248	Alcon, Inc.	8,808,816
364,489	Antares Pharma, Inc.(a)(c)	568,603
36,921	HeartWare International, Inc.(a)(c)	3,104,318
4,000,000	Lombard Medical Technologies PLC (United Kingdom)(a)	88,110
254,600	Tornier BV (Netherlands)(a)	4,677,002
187,670	Uroplasty, Inc.(a)	951,487

		18,198,336

Healthcare Providers & Services 11.2%
333,095	AMERIGROUP Corp.(a)(c)	19,102,998
190,246	AmerisourceBergen Corp.	7,212,226
427,029	Centene Corp.(a)	13,011,574
90,522	DaVita, Inc.(a)	7,184,731
196,459	Express Scripts, Inc.(a)	11,044,925

302,196	Odontoprev SA (Brazil)	4,059,431
42,700	Sinopharm Group Co. (China) (Class H Stock), 144A	155,913
65,012	Skilled Healthcare Group, Inc. (Class A Stock)(a)	891,314
124,443	Universal Health Services, Inc. (Class B Stock)	5,688,289

		68,351,401

Healthcare Technology 0.6%
184,996	Allscripts Healthcare Solutions, Inc.(a)	3,949,665

Life Sciences Tools & Services 3.6%
144,300	Illumina, Inc.(a)(c)	10,014,420
56,100	Life Technologies Corp.(a)	2,994,057
171,600	Pacific Biosciences of California, Inc.(a)(c)	2,700,984
532,602	Sequenom, Inc.(a)(c)	3,270,176
210,202	WuXi PharmaTech Cayman, Inc. (China), ADR(a)	3,195,071

		22,174,708

Pharmaceuticals 26.2%
278,700	Aegerion Pharmaceuticals, Inc.(a)	4,141,482
99,884	Allergan, Inc.	7,408,396
1,317,200	ARYx Therapeutics, Inc.(a)(c)	351,429
2,267,512	Corcept Therapeutics, Inc.(a)(c)	8,480,495
1,237,969	Elan Corp. PLC (Ireland), ADR(a)	7,861,103
1,096,749	Impax Laboratories, Inc.(a)	22,582,062
862,323	MAP Pharmaceuticals, Inc.(a)(c)	13,909,270
235,917	Medicines Co. (The)(a)	4,102,597
589,403	Mylan, Inc.(a)	13,479,647
86,245	Nektar Therapeutics(a)	827,089
534,300	Salix Pharmaceuticals Ltd.(a)(c)	17,813,562
285,347	Shire PLC (Ireland), ADR	24,257,348
1,286,400	Sihuan Pharmaceutical Holdings Group Ltd. (China) , 144A (original cost $769,847; purchased 10/21/2010)(a)(d)	781,288
328,117	Teva Pharmaceutical Industries Ltd. (Israel), ADR	16,438,662
237,080	Watson Pharmaceuticals, Inc.(a)	13,274,109
647,925	XenoPort, Inc.(a)(c)	4,710,415

		160,418,954

	TOTAL COMMON STOCKS (cost $365,342,163)	574,402,490

PREFERRED STOCKS 2.1%
Biotechnology 0.9%
1,400,000	Chemocentryx, Inc., Private Placement, Series C (original cost $4,900,000; purchased 6/13/2006)(a)(b)(d)	5,344,205

Healthcare Equipment & Supplies 0.3%
77,000	SuperDimension Ltd., Private Placement, Series D-1 (original cost $1,650,110; purchased 5/23/2008)(a)(b)(d)	1,204,018
63,000	SuperDimension Ltd., Private Placement, Series D-2 (original cost $1,350,090; purchased 5/23/2008)(a)(b)(d)	985,105

		2,189,123

Pharmaceuticals 0.9%
800,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B-1 (original cost $1,456,000; purchased 2/08/2011)(a)(b)(d)	1,456,000
2,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B (original cost $4,004,000; purchased 8/11/2008)(a)(b)(d)	4,004,000

		5,460,000

	TOTAL PREFERRED STOCKS (cost $13,360,200)	12,993,328

Units
WARRANTS(a) 0.4%
Biotechnology 0.4%
679,000	Anadys Pharmaceuticals, Inc., expiring 6/19/14, Private Placement (original cost $0; purchased 6/04/2009)(a)(b)(d)	19,148
94,275	Ardea Biosciences, Inc., expiring 12/19/13, Private Placement (original cost $11,784; purchased 12/19/2008)(a)(b)(d)	1,489,196
227,400	Cytori Therapeutics, Inc., expiring 2/28/12, Private Placement (original cost $31,836; purchased 2/23/2007)(a)(b)(d)	93,553
222,500	Cytori Therapeutics, Inc., expiring 8/11/13, Private Placement (original cost $0; purchased 8/11/2008)(a)(b)(d)	58,406
77,140	OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement (original cost $0; purchased 10/19/2010)(a)(b)(d)	51,730
2,850,000	Titan Pharmaceuticals, Inc. expiring 12/21/12, Private Placement (original cost $0; purchased 12/21/2007)(a)(b)(d)	473,955

		2,185,988

Healthcare Equipment & Supplies
226,804	EnteroMedics, Inc., expiring 2/20/13, Private Placement (original cost $170,103; purchased 2/20/2009)(a)(b)(d)	2,245
600,000	Lombard Medical Technologies (United Kingdom), Warrant B, expiring 6/15/12, Private Placement (United Kingdom) (original cost $0; purchased 7/10/2007)(a)(b)(d)	0

		2,245

Pharmaceuticals
341,250	Akorn, Inc., expiring 3/8/11, Private Placement (original cost $0; purchased 3/8/2006)(a)(b)(d)	70,946
357,600	ARYx Therapeutics, Inc., expiring 11/13/13, Private Placement (original cost $44,700; purchased 11/13/2008)(a)(b)(d)	1,001

		71,947

	TOTAL WARRANTS (cost $258,423)	2,260,180

	TOTAL LONG-TERM INVESTMENTS (cost $378,960,786)	589,655,998

Shares
SHORT-TERM INVESTMENT 36.1%
Affiliated Money Market Mutual Fund
220,559,273	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $220,559,273; includes $197,817,984 of cash collateral received for securities on loan)(e)(f)	220,559,273

	TOTAL INVESTMENTS(g) 132.5% (cost $599,520,059)(h)	810,215,271
	LIABILITIES IN EXCESS OF OTHER ASSETS (32.5%)	(198,781,432)

	NET ASSETS 100.0%	$611,433,839

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	Indicates a security that has been deemed illiquid.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $190,707,871; cash collateral of $197,817,984 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(d)	Indicates a restricted security, the aggregate original cost of such securities is $18,710,774. The aggregate value of $22,173,583 is approximately 3.6% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	As of February 28, 2011, 17 securities representing $21,548,208 and 3.5% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2011 were as follows:

Tax basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$599,672,544	$ 225,961,523	$ (15,418,796)	$210,542,727

The difference between the book basis and the tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$568,107,790	$155,913	$6,138,787
Preferred Stocks	—	—	12,993,328
Warrants	—	—	2,260,180
Affiliated Money Market Mutual Fund	220,559,273	—	—

Total	$788,667,063	$155,913	$21,392,295

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants
Balance as of 11/30/10	$5,698,604	$11,874,639	$1,669,270
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	440,183	(337,311)	590,910
Purchases	—	1,456,000	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 2/28/11	$6,138,787	$12,993,328	$2,260,180

*	Of which, $693,782 was included in Net Assets relating to securities held at the reporting period end.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Health Sciences Fund and Utility Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of February 28, 2011 may include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in open end, non-exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 19, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 19, 2011

*	Print the name and title of each signing officer under his or her signature.